Other Income	12 Months Ended
Dec. 31, 2013
OTHER INCOME [Abstract]
Other Income
NOTE 20 - OTHER INCOME

In connection with a suspension agreement entered into in June 2013, Navios Partners received compensation of $13,333 covering hire revenues for the suspension period in a drybulk charter contract until April 2016. The suspension agreement was accounted for as a termination of an existing lease and, accordingly, the termination penalty of $13,333 was recognized in the statement of income under the caption “Other income.”  As of December 31, 2013, $833 remained outstanding from the charterer and is included in Accounts Receivable. This remaining outstanding balance has been received in the first quarter of 2014.